Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average	Value of
	Summary		Compensation Table	Compensation	Initial Fixed
	Compensation	Compensation	for Non-PEO	Actually Paid to	$100 Investment
	Table Total for	Actually Paid to	Named Executive	Non-PEO Named	Based on Total
	PEO	CEO	Officers	Executive Officers	Shareholder Return	Net Income
Year	($) (1)	($) (2)	($) (3)	($) (4)	($) (5)	($) (6)
2024	$369,440	$369,440	$227,931	$227,931	$149.69	$21,703,000
2023	$378,538	$378,538	$218,546	$218,546	$130.29	$9,166,000
2022	$345,977	$345,977	$175,456	$175,456	$109.68	$8,941,000

(1) This is the total compensation for the PEO reported for each applicable year within the Summary Compensation Table.

(2) This is the amount of compensation actually paid to the PEO for each year, starting with the amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. The Company did not report any stock or option awards for the PEO within the Summary Compensation Table. Compensation actually paid to the PEO was identical to the Total Compensation for the PEO reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(3) This is the average compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table. The average for 2022 includes a partial year for Leslie B. Fulton.

(4) This is the average compensation actually paid to the non-PEO executive officers for each year, starting with the average of such amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. Since the Company did not report any stock or option awards for the non-PEO named executive officers within the Summary Compensation Table, average compensation actually paid to the non-PEO named executive officers was identical to the average Total Compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(5) This is the total shareholder return based on a fixed investment of $100 made at the beginning of the earliest year in the table (2022) through the end of each applicable year in the table, assuming reinvestment of dividends.

(6) This is the Company’s net income for each year reported in the Pay Versus Performance Table.

PEO Total Compensation Amount	$ 369,440	$ 378,538	$ 345,977
PEO Actually Paid Compensation Amount	369,440	378,538	345,977
Non-PEO NEO Average Total Compensation Amount	227,931	218,546	175,456
Non-PEO NEO Average Compensation Actually Paid Amount	227,931	218,546	175,456
Total Shareholder Return Amount	149.69	130.29	109.68
Net Income (Loss)	$ 21,703,000	$ 9,166,000	$ 8,941,000
PEO Name	Chevis Swetman